Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs

The Company’s principal subsidiaries and VIEs as of December 31, 2022 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of direct/indirect economic interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
API Investment Limited (formerly known as Agora IO, Inc)	December 2, 2014	Cayman Islands	100%	Investment holding
Shengwang Hongkong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Investment holding
Shanghai Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Shengwang Technology Co., Ltd. (“Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of services
Agora.IO Ltd	July 25, 2019	United Kingdom	100%	Investment holding
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of services
Agora Labs India Private Limited	December 29, 2021	India	100%	Provision of services
Beijing Yizhang Yunfeng Technology Co., Ltd (“Beijing Easemob”)	April 27, 2013	PRC	100%	Provision of services
VIEs:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services
Beijing Zhonghuan Chuanyin Technology Co., Ltd. (“Zhonghuan”)	April 22, 2020	PRC	100%	Provision of services

Schedule of financial information of VIEs

The following financial information sets forth the assets, liabilities, results of operations and changes in cash flows of the consolidated VIEs and the VIEs’ subsidiaries as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022, which was included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2021	2022
	(US$ thousand)
Assets
Current assets:
Cash and cash equivalents	$2,786	$2,135
Short-term investments	7,547	10,359
Accounts receivable, net	24,625	21,739
Amounts due from related parties	10,109	2,338
Prepayments and other current assets	1,259	424
Held-for-sale assets (1)	—	82
Total current assets	46,326	37,077
Non-current assets:
Property and equipment, net	7,639	4,025
Long-term investments	16,919	8,500
Operating lease right-of-use assets	766	442
Intangible assets	231	151
Other non-current assets	312	2,048
Total non-current assets	25,867	15,166
Total assets	$72,193	$52,243
Liabilities
Current liabilities:
Accounts payable	3,751	8,129
Amounts due to related parties	44,394	54,210
Advances from customers	1,491	2,348
Taxes payable	241	336
Current operating lease liabilities	459	294
Accrued expenses and other current liabilities	15,721	11,299
Total current liabilities	66,057	76,616
Non-current liabilities:
Long term payable	228	19
Long-term operating lease liabilities	305	134
Deferred tax liabilities	43	32
Total non-current liabilities	576	185
Total liabilities	$66,633	$76,801

(1)
Held-for-sale assets was related to Zhonghuan Chuanyin, which was disposed subsequently in connection with the Group’s selling its customer engagement cloud business of Easemob to a third party (Note 15).

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Third-party revenues	115,254	114,617	85,686
Inter-company revenues	577	—	—
Net (loss) income	1,247	(5,660)	(32,039)

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Net cash and cash equivalents generated from operating activities	3,918	15,740	12,478
Net cash and cash equivalents used in investing activities	(18,865)	(15,316)	(13,057)
Cash balance recorded in held-for-sale assets	—	—	(72)